Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0605193
Plan number	001
Current value	$ 8,786,190
Participant loan, interest rate	9.00%
Participant loans	$ 396,308
Total investments, at fair value and participant loans	9,182,498
Investment, Identifier [Axis]: American Funds Bond Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,351
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,663
Investment, Identifier [Axis]: American Funds U.S. Government Securities Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,389
Investment, Identifier [Axis]: American Funds Washington Mutual Investors Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	810,513
Investment, Identifier [Axis]: Banco Popular Puerto Rico Time Deposit | Cash Equivalent
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,970
Investment, Identifier [Axis]: Dodge & Cox Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	202,075
Investment, Identifier [Axis]: Federated Government Obligations | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	401,072
Investment, Identifier [Axis]: Harbor Capital Appreciation Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	182,492
Investment, Identifier [Axis]: Linde plc Ordinary Shares | Ordinary Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,443,410
Investment, Identifier [Axis]: Macquarie Small Cap Core Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	53,626
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	465
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	360
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,714
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,325
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	242,209
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	285,352
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	103,137
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	214,812
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	155,803
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	153,119
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	120,279
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	46,461
Investment, Identifier [Axis]: Vanguard 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,263,593